Events After the Balance Sheet Date (Details)					1 Months Ended
	Mar. 13, 2018 CHF (SFr) SFr / shares shares	Jan. 30, 2018 USD ($) shares	Feb. 21, 2017 CHF (SFr) SFr / shares shares	Feb. 21, 2017 USD ($)	Nov. 15, 2018 USD ($)	Jul. 31, 2018	Nov. 15, 2018 SFr / shares shares	Sep. 30, 2018 CHF (SFr) shares	Mar. 12, 2018 shares	Jan. 30, 2018 SFr / shares shares	Jan. 30, 2018 $ / shares shares	Jan. 23, 2018 shares	Dec. 31, 2017 CHF (SFr) SFr / shares shares	Sep. 30, 2017 shares	Jul. 30, 2017 CHF (SFr)	Dec. 31, 2016 CHF (SFr) SFr / shares shares	Dec. 31, 2015 CHF (SFr) shares	May 20, 2015 shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)												300,000	48,373,890			34,329,704
Nominal value (in CHF per share) | SFr / shares													SFr 0.40
Exercise price (in USD per share) | SFr / shares			SFr 1.2
Share capital | SFr								SFr 481,322					SFr 19,349,556			SFr 13,731,881
Common shares outstanding (in shares)													48,373,890			34,329,704	34,303,891
Intangible assets | SFr								SFr 1,663,763					SFr 1,629,100			SFr 1,482,520
Description of warrants						Certain holders of Series A warrant issued in the July 2018 Registered Offering exercised their warrant shares to purchase 2,904,518 common shares of the Company for a total amount of CHF 1,132,762.02 and certain holders of Series B warrant issued in the July 2018 Registered Offering exercised warrant shares to purchase 2,864,422 common shares for a total amount of CHF 1,117,124.58.
The Offering
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)																		5,275,000
Net proceeds after underwriting discounts			SFr 9,100,000	$ 9,100,000
Common shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)													48,373,890			34,329,704
Nominal value (in CHF per share) | SFr / shares													SFr 0.40			SFr 0.40
Share capital | SFr													SFr 19,349,556			SFr 13,731,881
Common shares outstanding (in shares)								24,066,105					48,373,890	44,329,704		34,329,704
Common shares | The Offering
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)			10,000,000
Nominal value (in CHF per share) | SFr / shares			SFr 0.40
Warrants | The Offering
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)			10,000,000
Equity Offering | The Offering
Disclosure of classes of share capital [line items]
Net proceeds after underwriting discounts | $		$ 4,900,000
Equity Offering | Common shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)							30,585,045		300,000
Nominal value (in CHF per share) | SFr / shares							SFr 0.02
Net proceeds after underwriting discounts | $					$ 611,700.90
Equity Offering | Common shares | The Offering
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)										12,499,999	12,499,999
Nominal value (in CHF per share) | SFr / shares										SFr 0.40
Equity Offering | Warrants
Disclosure of classes of share capital [line items]
Number of common shares exercisable through warrants, up to		749,999.9
Exercise price (in USD per share) | $ / shares											$ 5.00
Equity Offering | Warrants | The Offering
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)										7,499,999	7,499,999
Merger
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)							750,000
Net proceeds after underwriting discounts | $					$ 488,075
Merger | Auris Medical NewCo Holding AG [Member]
Disclosure of classes of share capital [line items]
Nominal value (in CHF per share) | SFr / shares	SFr 0.02
Share capital | SFr	SFr 122,347.76
Common shares outstanding (in shares)	6,117,388
Reverse stock split, conversion ratio, number of original shares held for 1 share in Auris NewCo	10
Intellectual property rights [Member]
Disclosure of classes of share capital [line items]
Intangible assets | SFr															SFr 146,580
At cost [Member]
Disclosure of classes of share capital [line items]
Intangible assets | SFr													SFr 1,629,100			SFr 1,482,520	SFr 1,482,520
At cost [Member] | Intellectual property rights [Member] | Unfavorable clinical study outcome
Disclosure of classes of share capital [line items]
Intangible assets | SFr	SFr 157,520